BASIC AND DILUTED NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income per Share
	Year ended December 31,
	2015	2016	2017

Numerator:

Net income available to shareholders of ordinary shares	$25,794	$28,124	$16,015

Denominator:
Shares used in computing net income per ordinary shares, basic	32,124,772	33,741,359	34,824,312

	Year ended December 31,
	2015	2016	2017

Numerator:

Net income available to shareholders of ordinary shares	$25,794	$28,124	$16,015

Denominator:
Shares used in computing net income per ordinary shares, diluted	35,322,716	35,838,863	36,175,824